Income Taxes (Details) - Schedule of Deferred Tax Assets - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	¥ 7,811	¥ 8,617
Impairment loss on long-lived assets and long-term prepaid expenses	48,496	61,050
Impairment loss on long-term investments	10,498	15,980
Accrued Liabilities	16,768	9,465
Deductible temporary difference related to advertising expenses	4,633	4,617
Deferred subsidy income	289	512
Net operating loss carrying forwards	210,634	282,479
Total deferred tax assets	299,129	382,720
Less: valuation allowance	(299,129)	(382,720)
Deferred tax assets, net